Income Taxes	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Income Taxes
Note 8	Income Taxes

This note explains the company’s income tax recovery (expense) and tax-related balances within the consolidated financial statements. The deferred tax section provides information on expected future tax payments.

Accounting Policies

The company operates in a specialized industry and in several tax jurisdictions. As a result, its income is subject to various rates of taxation. Taxation on items recognized in the statements of income, other comprehensive income (“OCI”) or contributed surplus is recognized in the same location as those items.

Taxation on earnings is comprised of current and deferred income tax.

Current income tax is:	Deferred income tax is:

• the expected tax payable on the taxable income for the year;

• calculated using rates enacted or substantively enacted at the consolidated statements of financial position date in the countries where the company’s subsidiaries, held for sale investees and equity-accounted investees operate and generate taxable income; and

• inclusive of any adjustment to income tax payable or recoverable in respect of previous years.

• recognized using the liability method;

• based on temporary differences between financial statements’ carrying amounts of assets and liabilities and their respective income tax bases; and

• determined using tax rates that have been enacted or substantively enacted by the statements of financial position date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

The realized and unrealized excess tax benefit from share-based payment arrangements is recognized in contributed surplus as current and deferred tax, respectively.

Uncertain income tax positions are accounted for using the standards applicable to current income tax liabilities and assets; i.e., both liabilities and assets are recorded when probable and measured at the amount expected to be paid to (recovered from) the taxation authorities using the company’s best estimate of the amount.

Deferred income tax is not accounted for:

•	with respect to investments in subsidiaries and equity-accounted investees where the company is able to control the reversal of the temporary difference and that difference is not expected to reverse in the foreseeable future; and

•	if arising from initial recognition of an asset or liability in a transaction, other than a business combination, that at the time of the transaction affects neither accounting nor taxable profit or loss.

Deferred income tax assets are reviewed at each statements of financial position date and amended to the extent that it is no longer probable that the related tax benefit will be realized.

Accounting Estimates and Judgments

Estimates and judgments to determine the company’s taxes are impacted by:

•	the breadth of the company’s operations; and

•	global complexity of tax regulations.

The final taxes paid, and potential adjustments to tax assets and liabilities, are dependent upon many factors including:

•	negotiations with taxing authorities in various jurisdictions;

•	outcomes of tax litigation; and

•	resolution of disputes arising from federal, provincial, state and local tax audits.

Estimates and judgments are used to recognize the amount of deferred tax assets, which:

•	includes the probability that future taxable profit will be available to use deductible temporary differences; and

•	could be reduced if projected income is not achieved or increased if income previously not projected becomes probable.

Accounting Policies continued

Income tax assets and liabilities are offset when:

For current income taxes, the company has:	For deferred income taxes:
• a legally enforceable right [1] to offset the recognized amounts; and • the intention to settle on a net basis or realize the asset and settle the liability simultaneously.

• the company has a legally enforceable right to set off current tax assets against current tax liabilities; and

• they relate to income taxes levied by the same taxation authority on either: (1) the same taxable entity; or (2) different taxable entities intending to settle current tax liabilities and assets on a net basis, or realize assets and settle liabilities simultaneously in each future period.[2]

[1] For income taxes levied by the same taxation authority and the authority permits the company to make or receive a single net payment or receipt.

[2] In which significant amounts of deferred tax liabilities or assets expected are to be settled or recovered.

Supporting Information

Income Taxes included in Net Income from Continuing Operations

The provision for income taxes differs from the amount that would have resulted from applying the Canadian statutory income tax rates to income before income taxes as follows:

	2017	2016 [1]	2015 [1]

(Loss) income before income taxes
Canada	$123	$(43)	$726
United States	(271)	174	585
Trinidad	95	88	224
Other	24	24	26

	$(29)	$243	$1,561

Canadian federal and provincial statutory income tax rate	27.02%	27.02%	27.00%

Income tax at statutory rates	$8	$(66)	$(421)
Adjusted for the effect of:
Impact of tax rate changes	187	–	–
Production-related deductions	14	27	37
Tax authority examinations	–	16	17
Impact of foreign tax rates (US, Trinidad and other)	(25)	(17)	(62)
Other	(1)	(4)	(17)

Income tax recovery (expense) included in net income from continuing operations	$183	$(44)	$(446)

[1] Certain amounts have been reclassified as a result of investments in SQM, APC and ICL being classified as discontinued operations in 2017.

The increase in the Canadian and provincial statutory income tax rate from 2015 to 2016 was the result of a legislated increase in New Brunswick income tax rates.

Accounting Estimates and Judgments continued

   $187

Deferred tax recovery

from tax rate decrease due to

US tax reform legislation

(unaudited)

Total income tax recovery (expense), included in net income from continuing operations, was comprised of the following:

	2017	2016 [1]	2015 [1]

Current income tax
Tax expense for current year	$(70)	$(76)	$(259)
Adjustments in respect of prior years	(20)	13	16

Total current income tax expense	(90)	(63)	(243)

Deferred income tax
Impact of tax rate changes	187	–	–
Origination and reversal of temporary differences	69	13	(196)
Adjustment in respect of prior years	20	7	2
Other	(3)	(1)	(9)

Total deferred income tax recovery (expense)	273	19	(203)

Income tax recovery (expense) included in net income from continuing operations	$183	$(44)	$(446)

[1] Certain amounts have been reclassified as a result of investments in SQM, APC and ICL being classified as discontinued operations in 2017.

Income Tax Balances

Income tax balances within the consolidated statements of financial position as at December 31 were comprised of the following:

Income Tax Assets (Liabilities)	Statements of Financial Position Location	2017	2016

Current income tax assets
Current	Receivables (Note 11)	$24	$41
Non-current	Other assets (Note 14)	64	67
Deferred income tax assets	Other assets	18	10

Total income tax assets		$106	$118

Current income tax liabilities
Current	Payables and accrued charges (Note 16)	$(16)	$(25)
Non-current	Other non-current liabilities and deferred credits	(43)	(43)
Deferred income tax liabilities	Deferred income tax liabilities	(2,205)	(2,463)

Total income tax liabilities		$(2,264)	$(2,531)

Deferred Income Taxes

In respect of each type of temporary difference, unused tax loss and unused tax credit, the amounts of deferred tax assets and liabilities recognized in the consolidated statements of financial position as at December 31 and the amount of the deferred tax recovery or expense recognized in net income from continuing operations were:

	Deferred Income Tax Assets (Liabilities)		Deferred Income Tax Recovery (Expense) Recognized in Net Income

	2017	2016	2017	2016 [1]	2015 [1]

Deferred income tax assets
Tax loss and other carryforwards	$13	$118	$(105)	$116	$(1)
Asset retirement obligations and accrued environmental costs	120	176	(56)	2	–
Derivative instrument liabilities	13	35	–	–	–
Inventories	4	6	(2)	(25)	9
Post-retirement benefits and share-based compensation	124	166	(22)	13	5
Other assets	11	22	(11)	8	(7)
Deferred income tax liabilities
Property, plant and equipment	(2,458)	(2,930)	472	(93)	(212)
Investments in equity-accounted investees	–	(35)	–	–	–
Other liabilities	(14)	(11)	(3)	(2)	3

	$(2,187)	$(2,453)	$273	$19	$(203)

[1] Certain amounts have been reclassified as a result of investments in SQM, APC and ICL being classified as discontinued operations in 2017.

Reconciliation of net deferred income tax liabilities:

	2017	2016 [1]

Balance, beginning of year	$ (2,453)	$(2,428)
Income tax recovery recognized in net income from continuing operations	273	19
Reclassified as held for sale	36	–
Income tax charge recognized in OCI	(43)	(48)
Other	–	4

Balance, end of year	$ (2,187)	$(2,453)

[1] Certain amounts have been reclassified as a result of investments in SQM, APC and ICL being classified as held for sale and discontinued operations in 2017.

Amounts and expiry dates of unused tax losses and unused tax credits as at December 31, 2017 were:

	Amount	Expiry Date

Unused operating losses	$9	2028 – Indefinite
Unused investment tax credits	$50	2018 – 2036
Unused alternative minimum tax credits	$9	None

The unused tax losses and credits with no expiry dates can be carried forward indefinitely. The alternative minimum tax carryforward will be refunded or used to reduce current taxes payable on or before December 31, 2022.

As at December 31, 2017, the company had $7 of tax losses and deductible temporary differences for which it did not recognize deferred tax assets.

At December 31, 2017, it is anticipated that capital losses of $297 will be utilized to increase the tax adjusted cost base of investments in certain subsidiaries.

The company has determined that it is probable that all recognized deferred tax assets will be realized through a combination of future reversals of temporary differences and taxable income.

The aggregate amount of temporary differences associated with investments in subsidiaries, and equity-accounted investees, for which deferred tax liabilities have not been recognized, as at December 31, 2017 was $5,252 (2016 – $6,463).